Note 7 - Income Taxes - Provision for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal
State
Foreign
Total current provision
Federal	(545,792)	7,726
State	1,001,786	(2,749,386)
Foreign		0
Total deferred provision (benefit)	455,994	(2,741,660)
Valuation allowance	(455,994)	2,741,660
Consolidated income tax provision